Other Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Other Related Party Transactions	Other Related Party Transactions
The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment adviser, and a wholly-owned subsidiary of Jackson Financial. The Company paid $58 million, $58 million, and $65 million for investment advisory services during the years ended December 31, 2022, 2021 and 2020.
The Company has entered into a shared services administrative agreement with PPM. Under the shared services administrative agreement, the Company charged $7 million, $6 million, and $9 million of certain management and corporate services costs in 2022, 2021 and 2020, respectively.
The Company provided a $75 million revolving credit facility to PPM. The loan is unsecured and matures in September 2028, accrues interest at Secured Overnight Financing Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.1% per annum. At both December 31, 2022 and 2021, the outstanding balance was $20 million. The highest outstanding loan balance during both 2022 and 2021 was $20 million.

The Company provides a $100 million revolving credit facility to Jackson Financial, an upstream holding company. The loan is unsecured and matures in December 2026, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.1% per annum. There was no outstanding balance at both December 31, 2022 and 2021, respectively. The highest outstanding loan balance during 2022 and 2021 was nil and $30 million, respectively.
The Company has entered into a shared services administrative agreement with Jackson Financial. Under the shared services administrative agreement, the Company charged $18 million of certain management and corporate services costs in 2022.

The Company has a Master Repurchase Agreement with Jackson Financial, which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2022. There was no outstanding balance as of December 31, 2022. Interest paid during 2022 was nil.

The Company provides a $20 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2024, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2022 and 2021 was nil. The highest outstanding loan balance during both 2022 and 2021 was nil.

The Company, through its PGDS subsidiary, provides various information security and technology services to certain Prudential affiliated entities. The Company recognized nil, $4 million, and $5 million of revenue during the years ended December 31, 2022, 2021 and 2020, associated with these services. This revenue is included in other income in the accompanying Consolidated Income Statements and is substantially equal to the costs incurred to provide the services, which are reported in operating costs and other expenses in the Consolidated Income Statements.

The investments in the segregated account related to the coinsurance agreement with Athene are subject to an investment management agreement between the Company and Apollo Insurance Solutions Group LP (“Apollo”), which merged with Athene in 2022. Apollo management fees, which are calculated and paid monthly in arrears, are paid directly from the funds withheld account, administered by Athene. Payments associated with these services were $83 million, $104 million, and $60 million during the years ended December 31, 2022, 2021 and 2020.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through the Squire Surplus Note issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.0%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $158 million and $177 million at December 31, 2022 and 2021, respectively.